Bank borrowings - Credit and Security Agreement - (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]	Oct. 11, 2019
Bank Borrowings
Repayment of debt		$ 671,467	$ 235,296	$ 329,501
ABL Revolver
Bank Borrowings
Maximum borrowing capacity						$ 100,000
Repayment of debt	$ 39,476

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.